UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

REX BKCM ETF

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.2%
	Canada – 2.4%
94,000	Hive Blockchain Technologies Ltd.*	$59,113
655	Shopify, Inc.*	95,414
		154,527

	Germany – 1.7%
883	SAP S.E. - ADR	105,731

	Japan – 19.8%‡
5,000	Digital Garage, Inc.	171,349
15,500	GMO internet, Inc.	268,945
40,000	Monex Group, Inc.	190,828
8,900	Nexon Co., Ltd.*	111,887
27,000	Rakuten, Inc.	206,947
7,500	SBI Holdings, Inc.	207,309
26,500	Yahoo Japan Corp.	91,293
		1,248,558

	Norway – 2.5%
13,174	Opera Ltd. - ADR*	155,453

	South Korea – 7.7%
1,820	Kakao Corp.	204,375
2,050	Samsung Electronics Co., Ltd.	89,226
4,892	Shinhan Financial Group Co., Ltd. - ADR	192,843
		486,444

	Taiwan – 8.2%
25,000	Global Unichip Corp.	254,761
5,998	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	261,513
		516,274

	United States – 56.9%
9,684	Advanced Micro Devices, Inc.*	243,746
1,800	Cboe Global Markets, Inc.	181,440
1,210	CME Group, Inc.	211,423
24,814	GAIN Capital Holdings, Inc.	182,879
785	Goldman Sachs Group, Inc.	186,681
2,525	Intercontinental Exchange, Inc.	192,481
1,330	International Business Machines Corp.	194,818
3,976	Metropolitan Bank Holding Corp.*	163,970
3,605	Micron Technology, Inc.*	189,335
1,000	Microsoft Corp.	112,330
755	NVIDIA Corp.	211,913
2,167	Oracle Corp.	105,273
7,123	Overstock.com, Inc.*	207,992

REX BKCM ETF

SCHEDULE OF INVESTMENTS – Concluded

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
565	Red Hat, Inc.*	$83,467
3,320	Seagate Technology PLC	177,753
1,991	Signature Bank	230,438
3,465	Square, Inc. - Class A*	307,138
1,002	SVB Financial Group*	323,396
4,835	Western Union Co.	91,478
		3,597,951
	Total Common Stocks (Cost $6,292,538)	6,264,938

	Short-Term Investments – 0.8%
52,485	Invesco Government & Agency Portfolio – Institutional Shares, 1.85%#	52,485
	Short-Term Investments (Cost $52,485)	52,485
	Total Investments – 100.0% (Cost $6,345,023)	6,317,423
	Other Assets in Excess of liabilities – 0.0%	100
	Total Net Assets – 100.0%	$6,317,523

* Non-income producing security

‡ Please see Note 3 for more information about geographic investments and other risks.

# The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are of the REX BKCM ETF (the “Fund”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to Net Asset Value (“NAV”) per share.

The investment objective of the Fund is to provide total return. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 15, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of August 31, 2018 for the Fund based upon the three levels defined above:

REX BKCM ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$6,264,938	$—	$—	$6,264,938
Short-Term Investments	52,485	—	—	52,485
Total	$6,317,423	$—	$—	$6,317,423

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Active Management Risk: The achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. BKCM’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

ADR/GDR Risk: The Fund may invest in depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). While ADRs and GDRs are instruments separate from their underlying reference security, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Cryptocurrency Risk: By virtue of the Fund’s investment in cryptocurrency-related and other blockchain technology-related companies and Bitcoin Investment Trust (“GBTC”), if any, shareholders may be exposed indirectly to the risks of cryptocurrencies. Because of the complex nature of cryptocurrencies, an investor in the Fund may face numerous material risks that may not be present in other investments. These risks include:

Bitcoin Investment Trust Risk: In addition to the risks of cryptocurrencies generally, the Fund will, through an investment in GBTC, be exposed to the risks specific to GBTC. GBTC is not registered as an investment company under the 1940 Act or regulated as a commodity pool under the Commodity Exchange Act (“CEA”). Consequently, shareholders of GBTC do not have the regulatory protections afforded to investors under either regulatory scheme. Furthermore, GBTC trades in the over-the-counter market and is not listed on any national securities exchange. As a result, an active market for GBTC’s shares may not develop or be sustained, and GBTC’s shares may have a volatile public trading price. GBTC’s shares may trade at a premium or discount to the NAV of GBTC. GBTC has traded and may continue to trade at a significant premium to its NAV, and the Fund may invest in GBTC at a price that reflects a premium to GBTC’s NAV. GBTC may or may not create new shares to meet increasing demand. For example, during the past 12 months ended May 3, 2018, GBTC experienced a premium high of 132.6%, a premium low of 13.1%, and an average premium of 64.1%. If GBTC were to cease to trade at a premium to its NAV, the value of the Fund’s investment in GBTC could decrease, even if the value of GBTC’s underlying holdings in bitcoin does not decrease. Moreover, regulators have previously concluded that GBTC’s redemption program appeared to violate Regulation M under the Securities Exchange Act, which led GBTC to suspend the redemption program for its shares. As a result, GBTC currently does not accept or honor redemption requests. If demand for GBTC declines and GBTC is not able to reinitiate its redemption program, GBTC could trade at a substantial discount to its NAV and the price of GBTC could be extremely volatile in reaction to market supply and demand, which would negatively impact the value of the Fund’s investment. In the event that GBTC were to make an in-kind distribution of cryptocurrency assets to its holders, the Fund may be unable to receive such distribution in a manner that complies with custody requirements applicable to registered investment companies. Therefore, the Fund may seek to liquidate its position in GBTC in advance of any such distribution, including at a time that may be disadvantageous for the Fund because it realizes a loss on its investment. An investment in GBTC is not expected to generate qualifying income if held directly by the Fund and generally is expected to be held indirectly by the Subsidiary, as discussed further under “Tax Risk.” In addition, the Fund’s investment in GBTC will be subject to the operating expenses associated with GBTC. If GBTC incurs expenses in U.S. dollars, GBTC would be required to sell bitcoins to pay these expenses. The sale of GBTC’s bitcoins to pay expenses in U.S. dollars at a time of low bitcoin prices could adversely affect the value of the shares.

Cryptocurrency Exchange Risk: A number of Cryptocurrency Exchanges have been closed due to fraud, failure or security breaches. A lack of stability in the Cryptocurrency Exchange market and the closure or temporary shutdown of Cryptocurrency Exchanges may reduce confidence in cryptocurrencies and result in greater volatility in the price of a cryptocurrency.

Intellectual Property Risk: Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their software code.

Internet and Cybersecurity Risk: The functionality of most Cryptocurrency Networks relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of a Cryptocurrency Network and adversely affect the Fund. In addition, certain features of Cryptocurrency Networks, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Maintenance Risk: Transactions on Cryptocurrency Networks are typically verified by cryptocurrency miners, which are Cryptocurrency Network participants that secure and verify cryptocurrency transactions through a peer-to-peer computer process. Miners may not have an adequate incentive to continue mining and may cease their mining operations, which may result in a reduction in the aggregate hashrate (confirmation process) of a Cryptocurrency Network. Any reduction in confidence in the confirmation process or aggregate hashrate of a Cryptocurrency Network may adversely affect the value of the cryptocurrency. A reduction in the hashrate expended by miners on a Cryptocurrency Network could increase the likelihood of a malicious actor obtaining control in excess of 50% of the aggregate hashrate active on the Cryptocurrency Network. If such a scenario were to materialize, the malicious actor, by virtue of controlling in excess of 50% of the aggregate hashrate active on the Cryptocurrency Network, could prevent new transactions from being confirmed and/or reverse transactions that were previously completed. This would likely result in the loss of confidence in the confirmation process and the given Cryptocurrency Network or cryptocurrencies generally, which could adversely affect the price of the cryptocurrency and an investment in the Fund.

New Asset and Limited Trading History Risk: Cryptocurrencies, which are a new technological innovation with a limited history, are new and highly speculative assets. There is no assurance that usage of cryptocurrencies will continue to grow. A contraction in the use of a cryptocurrency may result in increased volatility or a reduction in the price of that cryptocurrency, which could adversely affect the value of the Fund. Cryptocurrencies are recent inventions; cryptocurrencies and their trading histories thus have existed for a relatively short time, which limits a potential shareholder’s ability to evaluate an investment in the Fund.

Regulatory Risk: There exists regulatory uncertainty concerning the treatment of cryptocurrencies. To the extent that future regulatory actions or policies limit the ability to exchange cryptocurrencies or utilize them for payments, the demand for cryptocurrencies may be reduced, which could impact the price of cryptocurrencies and the value of the Fund’s investments.

Structural Risk: Frequently, a small group of individuals contribute to core decisions regarding a given cryptocurrency, including proposed software upgrades that alter the protocols and software that govern the properties of such cryptocurrency, which may adversely affect an investment in the Fund. Moreover, if less than a significant majority of the users and miners on a given Cryptocurrency Network install such software upgrade(s), the Cryptocurrency Network could “fork,” effectively splitting the Cryptocurrency Network into two competing networks, which could adversely affect the value of the Fund’s investments. The Cryptocurrency Network for bitcoin has already experienced numerous forks, including one that resulted in a new digital currency referred to as “Bitcoin Cash,” and the Cryptocurrency Network for ethereum has already experienced a fork that resulted in a new digital currency referred to as “Ethereum Classic.” The impact that the forks and new digital currencies will have on bitcoin, ethereum and cryptocurrencies generally is unclear.

Supply Risk: Frequently, a small group of early adopters of a cryptocurrency hold a significant proportion of the cryptocurrency subsequent to its creation. Sales of such cryptocurrency may impact the price of the cryptocurrency.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Usage Risk: The growth of Cryptocurrency Networks is subject to a high degree of uncertainty. There is no assurance that a given Cryptocurrency Network or cryptocurrencies as a whole, or the service providers necessary to accommodate them, will continue in existence or grow. A decline in the popularity or acceptance of cryptocurrencies could have an adverse effect on the value of the Fund’s investments.

Valuation Risk: Political or economic crises may motivate large-scale sales of cryptocurrency either globally or locally. Large-scale sales of a cryptocurrency could result in movements in the price of the cryptocurrency and could negatively impact the value of the Fund’s investments. Investors should be aware that there is no assurance that a cryptocurrency will maintain its long-term value in terms of purchasing power in the future or that the acceptance of a cryptocurrency for payments by mainstream retail merchants and commercial businesses will continue to grow.

Cryptocurrency-Related and Blockchain Technology-Related Risk: The stocks in which the Fund will invest will be subject to the risks associated with cryptocurrency and blockchain technology, which is a new and relatively untested technology. The risks associated with cryptocurrency and blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of cryptocurrency and blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of cryptocurrency and blockchain technology. Because cryptocurrency and blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that cryptocurrency and blockchain technology may be subject to widespread and inconsistent regulation. Generally, cryptocurrency and blockchain technology is not a product or service that provides identifiable revenue for companies that implement or otherwise use it. Therefore, the values of the stocks in which the Fund will invest may not be a reflection of their connection to cryptocurrency and blockchain technology, but may be based on other business operations. Currently, blockchain technology is primarily used for the recording of transactions in cryptocurrency, which are extremely speculative, unregulated and volatile. Problems in cryptocurrency markets could have a wider effect on companies associated with cryptocurrency and blockchain technology. Cryptocurrency and blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the types of companies in which the Fund seeks to invest. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the companies in which the Fund seeks to invest may be subject to the risks posed by conflicting intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there may be a lack of liquid markets for such assets and a greater possibility of fraud or manipulation. Finally, blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Currency Risk: The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s NAV is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Early Closing Risk: An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Emerging Markets Securities Risk: Investing in emerging market countries generally is riskier than investing in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Certain non-U.S. issuers also are subject to geopolitical risk. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Japan: Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990s and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Issuer Risk: Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund.

Large-Capitalization Risk: The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole.

Liquidity Risk: The Fund may invest in instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less frequently can be more difficult or costly to buy, or to sell, compared to other more liquid or active investments. A lack of liquidity could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk: Due to market conditions, the value of the Fund’s equity investments may fluctuate significantly from day to day. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole, and may cause the value of your investment in the Fund to decrease.

New Fund Risk: The Fund is new, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

New Sub-Adviser Risk: The investment sub-adviser has not previously managed a mutual fund and may not achieve the intended result in managing the Fund.

Non-Diversification Risk: The Fund is non-diversified and will invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Sector Risk: The Fund is subject to the sector risks described below. The Adviser and Sub-Advisers expect the Fund’s exposure to particular sectors to vary over time as cryptocurrency and blockchain technologies mature and are deployed to a greater extent by companies outside of the Financials and Information Technology sectors.

Financials Sector Risk: The Fund’s investments are exposed to issuers conducting business in the Financials sector. The Financials sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials sector.

Information Technology Sector Risk: The securities of, or financial instruments tied to the performance of, issuers in the Information Technology sector that the Fund purchases may underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology sector (“Information Technology Companies”), the Fund is subject to the risk of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, among other factors.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Software & Services Industry Concentration Risk: The Fund is subject to the risks faced by companies in the Software & Services industry, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The Software & Services industry may also be affected by risks that affect the broader Information Technology sector.

Subsidiary Risk: The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies.

Tax Risk: The Fund must meet certain requirements regarding the source of its income and the diversification of its assets, among other requirements, to qualify as a Registered Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Certain of the Fund’s investments may not generate qualifying income if made directly by the Fund. For example, to the extent the Fund gains exposure to GBTC, such investment will likely be through the Subsidiary in a manner such that the Fund can qualify as a RIC under Subchapter M of the Code. Failure to comply with the requirements to qualify as a RIC would have significant negative tax consequences to Fund shareholders, including the imposition of a higher tax rate on the Fund and taxes on its distributions to shareholders, which would ultimately affect a shareholder’s return on its investment in the Fund.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

August 31, 2018 (Unaudited)

Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	October 25, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	October 25, 2018